Partnership Organization	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
(1)   Partnership Organization

Energy 11, L.P., together with its wholly owned subsidiary, (the “Partnership”) was formed as a Delaware limited partnership. The initial capitalization of the Partnership of $1,000 occurred on July 9, 2013. The Partnership is offering common units of limited partner interest (the “units”) on a “best efforts” basis with the intention of raising up to $2,000,000,000 of capital, consisting of 100,263,158 units. The Partnership’s offering was declared effective by the Securities and Exchange Commission (“SEC”) on January 22, 2015. As of August 19, 2015, the Partnership completed the sale of the minimum offering of 1,315,790 units. The subscribers were admitted as Limited Partners of the Partnership at the initial closing.

The Partnership’s primary investment objectives are to (i) acquire producing and non-producing oil and gas properties with development potential, and to enhance the value of the properties through drilling and other development activities, (ii) make distributions to the holders of the units, (iii) engage in a liquidity transaction after five – seven years, in which all properties are sold and the sales proceeds are distributed to the partners, merge with another entity, or list the units on a national securities exchange, and (iv) permit holders of units to invest in oil and gas properties in a tax efficient basis. The proceeds from the sale of the units primarily have been and will be used to acquire producing and non-producing oil and natural gas properties onshore in the United States, and to develop those properties.

The General Partner of the Partnership is Energy 11 GP, LLC (the “General Partner”). The General Partner manages and controls the business affairs of the Partnership. Pursuant to the terms of a management agreement, the Partnership has engaged E11 Management, LLC (the “Manager”), to provide management and operating services regarding substantially all aspects of the Partnership’s operations. David Lerner Associates, Inc. (the “Managing Dealer”), is the dealer manager for the offering of the units.

The Partnership’s fiscal year ends on December 31.